Subsidiaries and Affiliates - List of Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2025
HDB Financial Services Limited
Schedule of Equity Method Investments [Line Items]
Background	A non-deposit taking non-banking finance company
The stake-holding of the Bank	94.90%
HDFC Securities Limited
Schedule of Equity Method Investments [Line Items]
Background	Offers trading facilities in a range of equity, fixed income and derivative products to its clients
The stake-holding of the Bank	94.80%
HDFC Life Insurance Company Limited
Schedule of Equity Method Investments [Line Items]
Background	Lender of long-term life insurance solutions provider in India, offering a range of individual and group insurance solutions
The stake-holding of the Bank	50.30%
HDFC Asset Management Company Limited
Schedule of Equity Method Investments [Line Items]
Background	Investment manager to HDFC Mutual Fund
The stake-holding of the Bank	52.50%
HDFC Sales Private Limited
Schedule of Equity Method Investments [Line Items]
Background	Strengthens the marketing and sales efforts by providing a dedicated sales force to sell home loans and other financial products, including public deposits
The stake-holding of the Bank	100.00%
HDFC Capital Advisors Limited
Schedule of Equity Method Investments [Line Items]
Background	Acts as an Investment Manager for Category II Alternative Investment Funds registered with Securities and Exchange Board of India
The stake-holding of the Bank	89.30%
HDFC Trustee Company Limited
Schedule of Equity Method Investments [Line Items]
Background	It provides Trusteeship services to HDFC Mutual Fund
The stake-holding of the Bank	100.00%
Griha Investment
Schedule of Equity Method Investments [Line Items]
Background	Acts as investment manager to HIREF International LLC (the “Fund”) and its Special Purpose Vehicles
The stake-holding of the Bank	100.00%
Griha Pte Limited
Schedule of Equity Method Investments [Line Items]
Background	Private Equity Fund Manager specializing in Real Estate Private Equity Investments in India. It is registered with the Monetary Authority of Singapore as a Fund Management Company
The stake-holding of the Bank	100.00%